Retained Earnings	12 Months Ended
Dec. 31, 2018
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Retained Earnings
27.	Retained Earnings

(1)	Retained earnings as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Appropriated:
Legal reserve	￦	22,320	22,320
Reserve for business expansion		10,531,138	10,171,138
Reserve for technology development		3,321,300	3,071,300

		13,874,758	13,264,758
Unappropriated		8,269,783	4,571,188

	￦	22,144,541	17,835,946

(2)	Legal reserve

The Korean Commercial Act requires the Parent Company to appropriate as a legal reserve at least 10% of cash dividends paid for each accounting period until the reserve equals 50% of outstanding share capital. The legal reserve may not be utilized for cash dividends, but may only be used to offset a future deficit, if any, or may be transferred to share capital.